Basis of Presentation and Significant Accounting Policies - Property and Equipment Estimated Useful Life (Detail)	12 Months Ended
Dec. 31, 2013
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	Shorter of the lease term or the estimated useful life
Minimum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Minimum [Member] | Hotel equipment, automobiles, furniture, and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	2 years
Maximum [Member] | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	40 years
Maximum [Member] | Hotel equipment, automobiles, furniture, and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years